Other Payables And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accrued Liabilities [Abstract]
Payroll and related expenses	$ 159,840		$ 136,240
Provision for vacation pay	52,265		47,236
Provision for income tax, net of advances	22,745		35,269
Other income tax liabilities	18,321		34,451
Value added tax (“VAT”) payable	14,121		11,160
Provision for royalties	31,369		31,410
Provision for warranty	188,285		196,559
Derivative instruments	4,766		4,956
Deferred income tax, net	278		479
Provision for losses on long-term contracts	50,942	[1]	51,850	[1]
Other	177,612	[2]	154,840	[2]
Other payables and accrued expenses	720,544		704,450
Provision in related to cessation program with foreign customer	$ 4,949		$ 5,167

[1]	Includes a provision of $4,949 and $5,167 as of December 31, 2013 and 2012, respectively, related to the cessation of a program with a foreign customer (See Note 1(C)).
[2]	Primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.